Janus Henderson Global Allocation Fund - Conservative Expense Example - Class A C S I T Shares [Member] - Janus Henderson Global Allocation Fund - Conservative	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	857
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	1,672
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	915
Expense Example, with Redemption, 10 Years	1,799
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,360
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	881
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	$ 1,047